Consolidated Balance Sheets - CHF (SFr)	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	SFr 31,536,803	SFr 41,670,158
Other financial assets	13,968	7,983
Receivables	118,028	273,016
Prepayments	720,063	199,410
Total current assets	32,388,862	42,150,567
Non-current assets
Right-of-use assets	543,340
Property, plant and equipment	27,626	8,868
Non-current financial assets	68,911	54,404
Total non-current assets	639,877	63,272
Total assets	33,028,739	42,213,839
Current liabilities
Current lease liabilities	373,025
Payables and accruals	4,196,411	2,121,084
Contract liability	945,737	212,744
Deferred income	165,389
Total current liabilities	5,680,562	2,333,828
Non-current liabilities
Non-current lease liabilities	177,220
Retirement benefits obligations	1,481,738	639,351
Deferred income	165,390
Total non-current liabilities	1,824,348	639,351
Equity
Share capital	32,848,635	28,564,031
Share premium	286,375,977	286,476,912
Reserves	7,146,506	10,266,402
Accumulated deficit	(300,847,289)	(286,066,685)
Total equity	25,523,829	39,240,660
Total liabilities and equity	SFr 33,028,739	SFr 42,213,839